Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of issued bond outstanding
A summary of issued bonds outstanding as of December 31, 2019, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	367	2.875%	September 27, 2021	413
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	84
CNH Industrial Finance Europe S.A. (1)	EUR	316	1.375%	May 23, 2022	355
CNH Industrial Finance Europe S.A. (1)	EUR	369	2.875%	May 17, 2023	414
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	730
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	112
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	562
CNH Industrial Finance Europe S.A. (1)	EUR	600	1.750%	March 25, 2027	674
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	56
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.625%	July 3, 2029	562
CNH Industrial Finance Europe S.A. (1)	EUR	50	2.200%	July 15, 2039	56
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(57)
Total Industrial Activities					$5,061
Financial Services
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital Australia Pty Ltd.	AUD	175	2.100%	December 12, 2022	123
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
Hedging effects, bond premium/discount, and unamortized issuance costs					26
Total Financial Services					$2,649
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange

A summary of total debt as of December 31, 2019 and 2018, is as follows:

	2019			2018
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$5,061	$2,649	$7,710	$4,888	$2,990	$7,878
Asset-backed debt	—	11,757	11,757	—	11,268	11,268
Other debt	165	5,222	5,387	323	4,976	5,299
Intersegment debt	1,332	1,120	—	1,136	1,202	—
Total Debt	$6,558	$20,748	$24,854	$6,347	$20,436	$24,445

Schedule of minimum annual repayments of debt
A summary of the minimum annual repayments of debt as of December 31, 2019, for 2020 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2020	$34	$10,439	$10,473
2021	427	4,757	5,184
2022	458	2,372	2,830
2023	1,034	905	1,939
2024	4	987	991
2025 and thereafter	3,269	168	3,437
Intersegment	1,332	1,120	—
Total	$6,558	$20,748	$24,854